JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments as of March 31, 2022

(Unaudited)

THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc., member FINRA.

© J.P. Morgan Chase & Co., 2022.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 28.5%
Aerospace & Defense — 0.8%
Airbus SE (France)
3.15%, 4/10/2027 (a)	164	163
BAE Systems Holdings, Inc. (United Kingdom)
3.80%, 10/7/2024 (a)	45	45
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	200	173
5.80%, 10/11/2041 (a)	51	61
Boeing Co. (The)
1.17%, 2/4/2023	160	159
1.95%, 2/1/2024	185	181
1.43%, 2/4/2024	325	314
4.88%, 5/1/2025	125	129
2.75%, 2/1/2026	180	174
2.20%, 2/4/2026	200	189
2.70%, 2/1/2027	640	614
3.25%, 3/1/2028	224	215
5.15%, 5/1/2030	190	203
5.71%, 5/1/2040	175	196
L3Harris Technologies, Inc.
1.80%, 1/15/2031	220	191
Leidos, Inc.
2.30%, 2/15/2031	120	104
Northrop Grumman Corp.
3.25%, 1/15/2028	50	50
5.15%, 5/1/2040	140	163
Raytheon Technologies Corp.
3.20%, 3/15/2024	28	28
4.50%, 6/1/2042	80	88
4.15%, 5/15/2045	138	142
3.75%, 11/1/2046	80	79
4.35%, 4/15/2047	90	96

		3,757

Airlines — 0.0% (b)
Continental Airlines Pass-Through Trust
Series 2012-2, Class A Shares, 4.00%, 10/29/2024	15	15

Auto Components — 0.0% (b)
Lear Corp.
2.60%, 1/15/2032	110	97

Automobiles — 0.6%
BMW US Capital LLC (Germany)
2.25%, 9/15/2023 (a)	45	45
General Motors Co.
6.13%, 10/1/2025	130	140
Hyundai Capital America
1.15%, 11/10/2022 (a)	394	390
1.80%, 10/15/2025 (a)	140	131
1.30%, 1/8/2026 (a)	115	105
1.50%, 6/15/2026 (a)	45	41
3.00%, 2/10/2027 (a)	200	191
2.38%, 10/15/2027 (a)	130	119
1.80%, 1/10/2028 (a)	215	190
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025 (a)	481	471
4.35%, 9/17/2027 (a)	673	663
Stellantis Finance US, Inc.
2.69%, 9/15/2031 (a)	200	176
Volkswagen Group of America Finance LLC (Germany)
1.63%, 11/24/2027 (a)	200	178

		2,840

Banks — 4.7%
ABN AMRO Bank NV (Netherlands)
4.75%, 7/28/2025 (a)	200	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (c)	300	275
AIB Group plc (Ireland)
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (c)	250	250
ANZ New Zealand Int’l Ltd. (New Zealand)
3.45%, 1/21/2028 (a)	200	200
2.55%, 2/13/2030 (a)	200	188
Banco Nacional de Panama (Panama)
2.50%, 8/11/2030 (a)	300	264
Banco Santander SA (Spain)
2.75%, 5/28/2025	200	195
1.85%, 3/25/2026	400	373
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	181
2.75%, 12/3/2030	200	176
Bank of America Corp.
4.00%, 1/22/2025	114	116
Series L, 3.95%, 4/21/2025	92	94
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	100	100
4.45%, 3/3/2026	69	71
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	100	93
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	235	218
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	260	262
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (c)	76	77
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	204	186
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	313	289
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	150	131
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	330	300

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	110	103
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	743	628
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	206	187
Bank of Montreal (Canada)
1.85%, 5/1/2025	200	193
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c)	47	46
Banque Federative du Credit Mutuel SA (France)
2.38%, 11/21/2024 (a)	254	248
1.60%, 10/4/2026 (a)	245	225
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	369	355
3.65%, 3/16/2025	200	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	200	181
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	293	279
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	232	211
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (c)	349	310
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	320	299
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (a) (c)	320	278
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	90	90
4.40%, 6/10/2025	78	80
4.45%, 9/29/2027	210	217
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (c)	200	202
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	605	605
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	75	74
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (c)	74	75
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	625	564
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	110	99
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	171	160
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	50	50
8.13%, 7/15/2039	56	85
Citizens Financial Group, Inc.
2.85%, 7/27/2026	200	197
Comerica, Inc.
4.00%, 2/1/2029	150	155
Cooperatieve Rabobank UA (Netherlands)
3.75%, 7/21/2026	450	447
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	650	613
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	400	364
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	480	474
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (a) (c)	325	294
Fifth Third Bancorp
3.65%, 1/25/2024	90	91
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	229	231
(SOFR + 1.43%), 3.00%, 3/10/2026 (c)	200	196
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	200	180
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	300	266
6.50%, 9/15/2037	250	304
6.10%, 1/14/2042	120	152
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (c)	210	194
3.95%, 3/29/2027	200	203
KeyCorp
4.15%, 10/29/2025	65	67
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	200	200
4.50%, 11/4/2024	220	224
4.58%, 12/10/2025	200	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	200	199

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	245	225
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.67%, 7/25/2022	80	80
2.05%, 7/17/2030	340	301
3.75%, 7/18/2039	515	506
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	255	232
(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	220	208
National Australia Bank Ltd. (Australia)
2.33%, 8/21/2030 (a)	250	217
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	440	431
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	283	293
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	440	422
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	200	198
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	200	205
Nordea Bank Abp (Finland)
1.50%, 9/30/2026 (a)	200	184
PNC Bank NA
2.50%, 8/27/2024	250	248
Royal Bank of Canada (Canada)
3.70%, 10/5/2023	300	306
4.65%, 1/27/2026	30	31
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	220	200
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	260	235
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	215	194
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (c)	500	448
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	245	223
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 1/17/2023	55	55
1.47%, 7/8/2025	212	199
3.01%, 10/19/2026	25	24
3.04%, 7/16/2029	345	333
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.55%, 3/25/2026 (a)	403	374
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	200	180
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	200	197
US Bancorp
3.38%, 2/5/2024	120	122
7.50%, 6/1/2026	100	116
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	639	630
5.38%, 11/2/2043	200	232
4.40%, 6/14/2046	47	49
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c)	140	141
3.13%, 11/18/2041	221	189

		23,770

Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	373	400
Anheuser-Busch InBev Finance, Inc. (Belgium)
4.70%, 2/1/2036	120	129
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	150	158
4.44%, 10/6/2048	130	136
4.75%, 4/15/2058	95	103
4.60%, 6/1/2060	105	112
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	155	148
1.85%, 9/1/2032	215	184
Constellation Brands, Inc.
4.40%, 11/15/2025	50	52
2.88%, 5/1/2030	420	393
5.25%, 11/15/2048	25	28
Diageo Capital plc (United Kingdom)
1.38%, 9/29/2025	350	331

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Fomento Economico Mexicano SAB de CV (Mexico)
3.50%, 1/16/2050	260	240
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	30	31
3.43%, 6/15/2027	20	20
4.99%, 5/25/2038	43	47
4.42%, 12/15/2046	64	66
5.09%, 5/25/2048	60	69

		2,647

Biotechnology — 0.6%
AbbVie, Inc.
2.80%, 3/15/2023	100	100
3.85%, 6/15/2024	42	43
3.20%, 11/21/2029	516	510
4.50%, 5/14/2035	100	107
4.05%, 11/21/2039	510	525
4.40%, 11/6/2042	370	390
4.85%, 6/15/2044	200	222
Amgen, Inc.
2.20%, 2/21/2027	120	115
Baxalta, Inc.
3.60%, 6/23/2022	7	7
5.25%, 6/23/2045	3	3
Biogen, Inc.
2.25%, 5/1/2030	153	138
Gilead Sciences, Inc.
2.60%, 10/1/2040	310	261
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	460	399

		2,820

Building Products — 0.1%
Lennox International, Inc.
1.35%, 8/1/2025	540	506
Masco Corp.
2.00%, 10/1/2030	90	78
6.50%, 8/15/2032	80	94

		678

Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)
3.30%, 8/23/2029	38	38
Blackstone Holdings Finance Co. LLC
4.45%, 7/15/2045 (a)	21	22
Blackstone Secured Lending Fund
3.65%, 7/14/2023	200	201
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	55	55
4.85%, 3/29/2029	54	57
4.70%, 9/20/2047	9	10
Charles Schwab Corp. (The)
3.20%, 3/2/2027	100	101
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	350	353
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250	242
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	250	235
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (c)	510	456
Daiwa Securities Group, Inc. (Japan)
3.13%, 4/19/2022 (a)	49	49
Deutsche Bank AG (Germany)
3.30%, 11/16/2022	100	101
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	380	371
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	205	190
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	350	323
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025	100	101
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	137	137
4.25%, 10/21/2025	105	108
3.85%, 1/26/2027	45	45
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	195	181
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	301	288
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	742	744
2.60%, 2/7/2030	400	371
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	95	84
6.75%, 10/1/2037	80	101
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	400	404
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (c)	215	227
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	59	60
Jefferies Group LLC
6.45%, 6/8/2027	81	91
Macquarie Bank Ltd. (Australia)
4.00%, 7/29/2025 (a)	100	102
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (c)	200	176
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	210	191
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	220	231
Morgan Stanley
4.10%, 5/22/2023	100	102
3.70%, 10/23/2024	69	70
5.00%, 11/24/2025	36	38
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	980	946
3.13%, 7/27/2026	34	34
4.35%, 9/8/2026	20	21
3.63%, 1/20/2027	101	102
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	39	37

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	222	223
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)	96	97
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (c)	159	166
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	280	241
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	265	244
4.30%, 1/27/2045	85	89
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	212	206
2.68%, 7/16/2030	200	182
Northern Trust Corp.
(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	29	28
Nuveen LLC
4.00%, 11/1/2028 (a)	160	166
S&P Global, Inc.
4.25%, 5/1/2029 (a)	346	364
2.90%, 3/1/2032 (a)	193	187
TD Ameritrade Holding Corp.
2.95%, 4/1/2022	17	17
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (a)	400	407
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	200	184
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (a) (c)	250	219
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (c)	200	182

		10,998

Chemicals — 0.7%
Air Products and Chemicals, Inc.
1.85%, 5/15/2027	310	293
Albemarle Corp.
5.45%, 12/1/2044	50	56
Celanese US Holdings LLC
3.50%, 5/8/2024	151	151
Chevron Phillips Chemical Co. LLC
5.13%, 4/1/2025 (a)	485	511
Dow Chemical Co. (The)
4.55%, 11/30/2025	14	15
DuPont de Nemours, Inc.
5.32%, 11/15/2038	595	682
Eastman Chemical Co.
4.50%, 12/1/2028	220	226
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	190	172
3.27%, 11/15/2040 (a)	110	98
5.00%, 9/26/2048	52	57
3.47%, 12/1/2050 (a)	80	71
LYB International Finance III LLC
1.25%, 10/1/2025	79	73
3.63%, 4/1/2051	245	222
Nutrien Ltd. (Canada)
4.00%, 12/15/2026	70	72
4.20%, 4/1/2029	25	26
4.13%, 3/15/2035	90	92
5.00%, 4/1/2049	40	46
RPM International, Inc.
2.95%, 1/15/2032	305	280
Union Carbide Corp.
7.75%, 10/1/2096	75	109

		3,252

Commercial Services & Supplies — 0.0% (b)
Ford Foundation (The)
Series 2020, 2.82%, 6/1/2070	90	74

Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	360	333
2.35%, 1/15/2032	270	234

		567

Construction Materials — 0.0% (b)
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	52	52
3.50%, 12/15/2027	100	101

		153

Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	600	604
2.88%, 8/14/2024	150	146
1.75%, 1/30/2026	150	138
2.45%, 10/29/2026	170	157
3.00%, 10/29/2028	210	194
3.30%, 1/30/2032	195	176
American Express Co.
4.20%, 11/6/2025	150	156
American Honda Finance Corp.
2.30%, 9/9/2026	17	16
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (a)	275	264
5.50%, 1/15/2026 (a)	395	408
2.13%, 2/21/2026 (a)	160	146
4.25%, 4/15/2026 (a)	245	242
4.38%, 5/1/2026 (a)	150	148
2.53%, 11/18/2027 (a)	1,301	1,150
Capital One Financial Corp.
4.20%, 10/29/2025	40	41
3.75%, 7/28/2026	196	197
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	235	211
General Motors Financial Co., Inc.
1.20%, 10/15/2024	110	104
1.25%, 1/8/2026	467	427
4.35%, 1/17/2027	113	115
2.35%, 1/8/2031	97	84
2.70%, 6/10/2031	205	181

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	475	478
5.50%, 2/15/2024 (a)	23	24

		5,807

Containers & Packaging — 0.1%
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	284	261
Packaging Corp. of America
4.05%, 12/15/2049	155	158
WRKCo, Inc.
3.00%, 9/15/2024	80	79
3.90%, 6/1/2028	35	35

		533

Diversified Consumer Services — 0.1%
Pepperdine University
Series 2020, 3.30%, 12/1/2059	110	100
University of Miami
Series 2022, 4.06%, 4/1/2052	120	120
University of Southern California
Series A, 3.23%, 10/1/2120	110	91

		311

Diversified Financial Services — 0.2%
GTP Acquisition Partners I LLC
3.48%, 6/16/2025 (a)	67	67
LSEGA Financing plc (United Kingdom)
2.00%, 4/6/2028 (a)	475	433
Mitsubishi HC Capital, Inc. (Japan)
2.65%, 9/19/2022 (a)	200	200
ORIX Corp. (Japan)
2.90%, 7/18/2022	40	40
3.25%, 12/4/2024	100	100
3.70%, 7/18/2027	100	101

		941

Diversified Telecommunication Services — 0.6%
AT&T, Inc.
2.30%, 6/1/2027	520	495
1.65%, 2/1/2028	55	50
2.25%, 2/1/2032	430	381
3.50%, 6/1/2041	154	142
3.10%, 2/1/2043	645	558
3.50%, 9/15/2053	381	334
3.55%, 9/15/2055	126	111
Deutsche Telekom International Finance BV (Germany)
4.88%, 3/6/2042 (a)	150	165
Verizon Communications, Inc.
2.10%, 3/22/2028	200	186
3.15%, 3/22/2030	40	39
1.68%, 10/30/2030	75	65
2.36%, 3/15/2032 (a)	147	133
2.65%, 11/20/2040	260	222

		2,881

Electric Utilities — 1.7%
AEP Transmission Co. LLC
3.15%, 9/15/2049	35	31
Alabama Power Co.
6.13%, 5/15/2038	62	77
Avangrid, Inc.
3.15%, 12/1/2024	72	72
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	47	45
2.90%, 6/15/2050	110	96
CenterPoint Energy Houston Electric LLC
3.95%, 3/1/2048	10	10
Series AD, 2.90%, 7/1/2050	200	178
China Southern Power Grid International Finance BVI Co. Ltd. (China)
3.50%, 5/8/2027 (a)	200	201
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (a)	95	93
4.55%, 11/15/2030 (a)	65	68
Commonwealth Edison Co.
3.65%, 6/15/2046	30	30
Duke Energy Corp.
2.65%, 9/1/2026	100	97
Duke Energy Indiana LLC
3.75%, 5/15/2046	60	59
Duke Energy Ohio, Inc.
3.70%, 6/15/2046	46	45
Duke Energy Progress LLC
3.70%, 10/15/2046	54	52
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (a)	160	158
2.53%, 10/1/2030 (a)	210	189
Edison International
3.55%, 11/15/2024	284	285
Emera US Finance LP (Canada)
4.75%, 6/15/2046	130	136
Entergy Arkansas LLC
3.50%, 4/1/2026	22	22
Entergy Corp.
2.95%, 9/1/2026	21	21
Entergy Louisiana LLC
2.40%, 10/1/2026	59	57
3.05%, 6/1/2031	38	37
4.00%, 3/15/2033	40	41
2.90%, 3/15/2051	130	113
Entergy Mississippi LLC
3.85%, 6/1/2049	135	134
Evergy Metro, Inc.
3.15%, 3/15/2023	24	24
5.30%, 10/1/2041	50	57
4.20%, 3/15/2048	50	52
Evergy, Inc.
2.90%, 9/15/2029	170	162
Fells Point Funding Trust
3.05%, 1/31/2027 (a)	585	562
Florida Power & Light Co.
5.40%, 9/1/2035	50	58
Fortis, Inc. (Canada)
3.06%, 10/4/2026	124	123
Hydro-Quebec (Canada)
Series IO, 8.05%, 7/7/2024	100	112

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ITC Holdings Corp.
2.70%, 11/15/2022	100	100
2.95%, 5/14/2030 (a)	100	95
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	40	41
6.15%, 6/1/2037	30	36
Massachusetts Electric Co.
4.00%, 8/15/2046 (a)	56	53
MidAmerican Energy Co.
3.50%, 10/15/2024	59	60
Mid-Atlantic Interstate Transmission LLC
4.10%, 5/15/2028 (a)	40	40
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	100	102
New England Power Co. (United Kingdom)
3.80%, 12/5/2047 (a)	45	42
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	27	27
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (a)	19	19
1.96%, 6/27/2030 (a)	250	222
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	185	174
2.45%, 12/2/2027 (a)	210	195
4.45%, 6/15/2029 (a)	110	110
OGE Energy Corp.
0.70%, 5/26/2023	135	132
Oklahoma Gas and Electric Co.
0.55%, 5/26/2023	165	161
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	25	28
3.10%, 9/15/2049	215	197
Pacific Gas and Electric Co.
1.75%, 6/16/2022	320	320
1.37%, 3/10/2023	305	300
1.70%, 11/15/2023	175	171
3.25%, 2/16/2024	505	502
3.45%, 7/1/2025	145	141
2.95%, 3/1/2026	90	86
3.75%, 8/15/2042 (d)	33	27
4.30%, 3/15/2045	55	47
4.00%, 12/1/2046	230	191
PECO Energy Co.
2.80%, 6/15/2050	100	86
Pennsylvania Electric Co.
3.25%, 3/15/2028 (a)	19	18
Potomac Electric Power Co.
6.50%, 11/15/2037	75	97
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/2037	175	217
Public Service Electric and Gas Co.
3.00%, 5/15/2025	83	83
5.38%, 11/1/2039	28	33
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	53	53
Series B, 3.65%, 3/1/2028	80	80
Series 05-B, 5.55%, 1/15/2036	80	90
4.05%, 3/15/2042	100	97
Tampa Electric Co.
4.45%, 6/15/2049	100	107
Toledo Edison Co. (The)
6.15%, 5/15/2037	50	61
Union Electric Co.
2.95%, 6/15/2027	36	35
Virginia Electric and Power Co.
6.35%, 11/30/2037	70	90

		8,263

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	8	8
3.25%, 9/8/2024	44	44
3.88%, 1/12/2028	22	22
Corning, Inc.
5.35%, 11/15/2048	110	130
3.90%, 11/15/2049	174	168

		372

Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC
3.14%, 11/7/2029	180	175
4.49%, 5/1/2030	115	123
5.13%, 9/15/2040	40	45
Halliburton Co.
3.80%, 11/15/2025	2	2
4.85%, 11/15/2035	30	32
6.70%, 9/15/2038	60	76
NOV, Inc.
3.60%, 12/1/2029	200	197
Schlumberger Finance Canada Ltd.
1.40%, 9/17/2025	300	284
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	55	56
3.90%, 5/17/2028 (a)	62	63

		1,053

Entertainment — 0.0% (b)
Activision Blizzard, Inc.
1.35%, 9/15/2030	241	209

Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	23	23
2.00%, 5/18/2032	240	211
1.88%, 2/1/2033	140	118
4.00%, 2/1/2050	125	123
American Campus Communities Operating Partnership LP
3.63%, 11/15/2027	100	99
2.85%, 2/1/2030	190	178
American Tower Corp.
5.00%, 2/15/2024	71	73
3.38%, 10/15/2026	44	43
1.50%, 1/31/2028	325	288
2.10%, 6/15/2030	150	131
1.88%, 10/15/2030	275	235
3.70%, 10/15/2049	230	205
3.10%, 6/15/2050	130	105
2.95%, 1/15/2051	85	67

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Boston Properties LP
3.13%, 9/1/2023	30	30
3.20%, 1/15/2025	61	61
3.65%, 2/1/2026	67	68
Brixmor Operating Partnership LP
3.65%, 6/15/2024	50	50
3.85%, 2/1/2025	50	50
2.25%, 4/1/2028	200	183
2.50%, 8/16/2031	105	93
Corporate Office Properties LP
2.25%, 3/15/2026	470	448
2.75%, 4/15/2031	326	293
Crown Castle International Corp.
4.00%, 3/1/2027	24	24
Digital Realty Trust LP
3.70%, 8/15/2027	31	31
Duke Realty LP
3.25%, 6/30/2026	18	18
2.88%, 11/15/2029	95	91
Equinix, Inc.
2.90%, 11/18/2026	285	276
2.00%, 5/15/2028	463	417
Essex Portfolio LP
1.65%, 1/15/2031	200	170
2.65%, 3/15/2032	145	133
GAIF Bond Issuer Pty. Ltd. (Australia)
3.40%, 9/30/2026 (a)	79	80
Goodman US Finance Three LLC (Australia)
3.70%, 3/15/2028 (a)	43	43
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	310	295
2.00%, 3/15/2031	160	138
Healthpeak Properties, Inc.
2.13%, 12/1/2028	330	304
3.50%, 7/15/2029	132	132
3.00%, 1/15/2030	90	86
Life Storage LP
4.00%, 6/15/2029	150	152
2.20%, 10/15/2030	300	266
2.40%, 10/15/2031	125	110
Mid-America Apartments LP
3.95%, 3/15/2029	230	237
1.70%, 2/15/2031	150	130
National Retail Properties, Inc.
3.60%, 12/15/2026	58	58
4.30%, 10/15/2028	150	154
Office Properties Income Trust
4.00%, 7/15/2022	78	78
2.40%, 2/1/2027	255	227
3.45%, 10/15/2031	130	112
Physicians Realty LP
2.63%, 11/1/2031	130	117
Prologis LP
2.25%, 4/15/2030	20	19
2.13%, 10/15/2050	150	112
Public Storage
1.95%, 11/9/2028	156	144
2.25%, 11/9/2031	131	120
Realty Income Corp.
3.88%, 7/15/2024	20	20
3.88%, 4/15/2025	60	61
3.25%, 1/15/2031	170	167
Regency Centers LP
2.95%, 9/15/2029	215	205
Sabra Health Care LP
3.20%, 12/1/2031	210	187
Safehold Operating Partnership LP
2.85%, 1/15/2032	400	352
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	170	170
SITE Centers Corp.
3.63%, 2/1/2025	61	61
UDR, Inc.
2.95%, 9/1/2026	28	27
3.20%, 1/15/2030	150	146
3.00%, 8/15/2031	25	24
2.10%, 8/1/2032	160	138
1.90%, 3/15/2033	240	200
Ventas Realty LP
4.13%, 1/15/2026	9	9
3.25%, 10/15/2026	25	25
3.85%, 4/1/2027	49	50
Vornado Realty LP
3.50%, 1/15/2025	60	60
Welltower, Inc.
2.70%, 2/15/2027	63	62
3.10%, 1/15/2030	85	82
6.50%, 3/15/2041	125	160
WP Carey, Inc.
4.25%, 10/1/2026	245	253
2.25%, 4/1/2033	180	154

		10,062

Food & Staples Retailing — 0.4%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	170	155
1.30%, 2/10/2028 (a)	137	120
2.50%, 2/10/2041 (a)	139	112
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	250	224
3.80%, 1/25/2050 (a)	230	214
3.63%, 5/13/2051 (a)	280	254
CVS Pass-Through Trust
7.51%, 1/10/2032 (a)	63	73
5.93%, 1/10/2034 (a)	69	76
Series 2013, 4.70%, 1/10/2036 (a)	148	156
Kroger Co. (The)
2.20%, 5/1/2030	500	456
5.40%, 7/15/2040	18	21

		1,861

Food Products — 0.4%
Bimbo Bakeries USA, Inc. (Mexico)
4.00%, 5/17/2051 (a)	290	269
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	400	368

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Campbell Soup Co.
3.13%, 4/24/2050	47	39
Cargill, Inc.
3.25%, 3/1/2023 (a)	25	25
Conagra Brands, Inc.
5.30%, 11/1/2038	35	38
General Mills, Inc.
3.00%, 2/1/2051	100	86
Kraft Heinz Foods Co.
4.63%, 10/1/2039	200	203
4.38%, 6/1/2046	153	151
McCormick & Co., Inc.
2.50%, 4/15/2030	342	317
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	27	28
Smithfield Foods, Inc.
5.20%, 4/1/2029 (a)	160	168
3.00%, 10/15/2030 (a)	380	345
Tyson Foods, Inc.
4.88%, 8/15/2034	20	22
5.15%, 8/15/2044	90	102

		2,161

Gas Utilities — 0.2%
Atmos Energy Corp.
0.63%, 3/9/2023	105	103
4.13%, 10/15/2044	50	51
4.13%, 3/15/2049	155	163
Boston Gas Co.
4.49%, 2/15/2042 (a)	22	23
Brooklyn Union Gas Co. (The)
4.27%, 3/15/2048 (a)	80	78
ONE Gas, Inc.
2.00%, 5/15/2030	200	179
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	200	198
Southern California Gas Co.
Series XX, 2.55%, 2/1/2030	195	184
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	53	68
4.80%, 3/15/2047 (a)	26	27
Southwest Gas Corp.
3.80%, 9/29/2046	44	40

		1,114

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories
4.75%, 11/30/2036	130	151
Becton Dickinson and Co.
4.67%, 6/6/2047	75	82
Boston Scientific Corp.
4.55%, 3/1/2039	49	53
DH Europe Finance II SARL
3.25%, 11/15/2039	184	175
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	283	258

		719

Health Care Providers & Services — 0.9%
Advocate Health & Hospitals Corp.
Series 2020, 2.21%, 6/15/2030	130	120
Anthem, Inc.
3.30%, 1/15/2023	18	18
3.35%, 12/1/2024	70	71
4.10%, 3/1/2028	55	57
4.65%, 1/15/2043	18	20
4.65%, 8/15/2044	65	70
Ascension Health
Series B, 2.53%, 11/15/2029	190	183
Children’s Hospital
Series 2020, 2.93%, 7/15/2050	180	147
Cigna Corp.
4.50%, 2/25/2026	127	133
CommonSpirit Health
1.55%, 10/1/2025	145	136
2.78%, 10/1/2030	145	135
3.91%, 10/1/2050	140	133
CVS Health Corp.
4.30%, 3/25/2028	21	22
5.05%, 3/25/2048	323	366
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/1/2041	390	335
Series 2020, 2.88%, 9/1/2050	230	194
HCA, Inc.
5.25%, 6/15/2026	340	360
5.13%, 6/15/2039	125	135
5.50%, 6/15/2047	245	276
Memorial Health Services
3.45%, 11/1/2049	245	230
MidMichigan Health
Series 2020, 3.41%, 6/1/2050	80	70
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/1/2048	83	81
MultiCare Health System
2.80%, 8/15/2050	120	99
Providence St. Joseph Health Obligated Group
Series H, 2.75%, 10/1/2026	36	36
Quest Diagnostics, Inc.
3.45%, 6/1/2026	17	17
2.80%, 6/30/2031	95	89
Texas Health Resources
2.33%, 11/15/2050	140	106
UnitedHealth Group, Inc.
4.63%, 7/15/2035	34	38
3.50%, 8/15/2039	160	159
3.25%, 5/15/2051	140	131
Universal Health Services, Inc.
2.65%, 10/15/2030 (a)	380	345
Yale-New Haven Health Services Corp.
Series 2020, 2.50%, 7/1/2050	200	156

		4,468

Hotels, Restaurants & Leisure — 0.0% (b)
McDonald’s Corp.
4.70%, 12/9/2035	60	65

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Household Durables — 0.0% (b)
Lennar Corp.
4.50%, 4/30/2024	95	97

Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust
1.84%, 11/15/2023 (a)	200	194
Constellation Energy Generation LLC
3.25%, 6/1/2025	250	248
6.25%, 10/1/2039	100	113
5.75%, 10/1/2041	144	156
Southern Power Co.
5.15%, 9/15/2041	50	53
Tri-State Generation and Transmission Association, Inc.
4.25%, 6/1/2046	25	25

		789

Industrial Conglomerates — 0.2%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	325	349
Honeywell International, Inc.
2.50%, 11/1/2026	150	148
Roper Technologies, Inc.
1.40%, 9/15/2027	350	317
2.00%, 6/30/2030	160	142

		956

Insurance — 1.2%
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)	200	200
3.90%, 4/6/2028 (a)	210	215
3.60%, 4/9/2029 (a)	200	202
American Financial Group, Inc.
3.50%, 8/15/2026	100	101
American International Group, Inc.
3.88%, 1/15/2035	180	183
Assurant, Inc.
4.20%, 9/27/2023	85	86
Athene Global Funding
0.95%, 1/8/2024 (a)	363	350
2.75%, 6/25/2024 (a)	155	153
2.50%, 1/14/2025 (a)	103	100
1.45%, 1/8/2026 (a)	370	342
2.95%, 11/12/2026 (a)	515	498
Berkshire Hathaway Finance Corp.
4.30%, 5/15/2043	62	66
3.85%, 3/15/2052	210	215
Brown & Brown, Inc.
2.38%, 3/15/2031	460	404
Chubb INA Holdings, Inc.
2.88%, 11/3/2022	42	42
2.70%, 3/13/2023	120	121
CNA Financial Corp.
3.95%, 5/15/2024	44	45
Corebridge Financial, Inc.
3.65%, 4/5/2027 (a)	185	185
3.85%, 4/5/2029 (a)	130	130
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)
(ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (e) (f)	200	199
F&G Global Funding
1.75%, 6/30/2026 (a)	185	172
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/2077 (a)	21	24
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	120	109
Hartford Financial Services Group, Inc. (The)
4.30%, 4/15/2043	70	70
Intact US Holdings, Inc.
4.60%, 11/9/2022	100	101
Jackson National Life Global Funding
3.88%, 6/11/2025 (a)	87	88
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	27	29
3.95%, 10/15/2050 (a)	207	195
Lincoln National Corp.
4.00%, 9/1/2023	50	51
Markel Corp.
3.63%, 3/30/2023	40	40
MetLife, Inc.
4.13%, 8/13/2042	28	29
New York Life Global Funding
2.35%, 7/14/2026 (a)	65	63
New York Life Insurance Co.
4.45%, 5/15/2069 (a)	105	109
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (a)	195	179
Pacific Life Insurance Co.
(ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	134	124
Principal Financial Group, Inc.
3.13%, 5/15/2023	30	30
3.70%, 5/15/2029	30	31
Prudential Financial, Inc.
3.91%, 12/7/2047	61	61
Prudential Insurance Co. of America (The)
8.30%, 7/1/2025 (a)	150	171
Reliance Standard Life Global Funding II
3.85%, 9/19/2023 (a)	105	106
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (a)	50	53

		5,672

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
3.88%, 8/22/2037	80	85
eBay, Inc.
2.60%, 5/10/2031	830	762

		847

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
IT Services — 0.2%
CGI, Inc. (Canada)
2.30%, 9/14/2031 (a)	370	323
Fiserv, Inc.
3.20%, 7/1/2026	70	70
4.40%, 7/1/2049	65	67
Global Payments, Inc.
3.20%, 8/15/2029	236	224
2.90%, 5/15/2030	48	44
2.90%, 11/15/2031	92	84

		812

Leisure Products — 0.1%
Hasbro, Inc.
3.90%, 11/19/2029	332	333

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	330	296

Machinery — 0.1%
nVent Finance SARL (United Kingdom)
4.55%, 4/15/2028	75	77
Otis Worldwide Corp.
2.57%, 2/15/2030	280	262
Parker-Hannifin Corp.
4.45%, 11/21/2044	30	31
4.10%, 3/1/2047	21	21
Xylem, Inc.
2.25%, 1/30/2031	110	100

		491

Media — 0.6%
Charter Communications Operating LLC
5.38%, 4/1/2038	38	39
3.50%, 3/1/2042	195	161
4.80%, 3/1/2050	240	228
3.70%, 4/1/2051	445	367
Comcast Cable Holdings LLC
10.13%, 4/15/2022	75	75
Comcast Corp.
3.55%, 5/1/2028	66	67
4.25%, 1/15/2033	167	181
4.20%, 8/15/2034	89	95
3.90%, 3/1/2038	32	33
3.25%, 11/1/2039	130	123
3.75%, 4/1/2040	160	162
4.00%, 11/1/2049	52	52
2.89%, 11/1/2051 (a)	186	157
2.94%, 11/1/2056 (a)	101	83
2.99%, 11/1/2063 (a)	263	216
Cox Communications, Inc.
3.35%, 9/15/2026 (a)	67	67
2.95%, 10/1/2050 (a)	180	141
Discovery Communications LLC
5.20%, 9/20/2047	80	83
4.00%, 9/15/2055	124	107
Paramount Global
4.00%, 1/15/2026	42	43
2.90%, 1/15/2027	53	51
Time Warner Cable LLC
6.55%, 5/1/2037	50	58
7.30%, 7/1/2038	50	61
5.50%, 9/1/2041	100	103
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	90	117

		2,870

Metals & Mining — 0.4%
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (a)	112	114
2.50%, 9/1/2030 (a)	750	671
Nucor Corp.
2.98%, 12/15/2055	30	25
Reliance Steel & Aluminum Co.
1.30%, 8/15/2025	600	561
Steel Dynamics, Inc.
1.65%, 10/15/2027	126	114
Teck Resources Ltd. (Canada)
6.25%, 7/15/2041	210	251

		1,736

Multiline Retail — 0.1%
Dollar General Corp.
4.13%, 5/1/2028	40	41
Kohl’s Corp.
3.38%, 5/1/2031	402	389
Nordstrom, Inc.
4.25%, 8/1/2031	300	273

		703

Multi-Utilities — 0.3%
Ameren Illinois Co.
3.25%, 3/15/2050	185	169
CenterPoint Energy, Inc.
1.45%, 6/1/2026	230	213
CMS Energy Corp.
3.88%, 3/1/2024	110	111
2.95%, 2/15/2027	47	46
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	38	45
4.50%, 5/15/2058	54	57
Consumers Energy Co.
3.25%, 8/15/2046	19	17
Delmarva Power & Light Co.
4.15%, 5/15/2045	50	51
Dominion Energy, Inc.
Series B, 2.75%, 9/15/2022	60	60
New York State Electric & Gas Corp.
3.25%, 12/1/2026 (a)	50	50
NiSource, Inc.
2.95%, 9/1/2029	85	81
1.70%, 2/15/2031	190	162
San Diego Gas & Electric Co.
5.35%, 5/15/2035	70	80
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	19	19
3.25%, 6/15/2026	17	17
5.88%, 3/15/2041	96	112
4.40%, 6/1/2043	42	42
3.95%, 10/1/2046	21	20
WEC Energy Group, Inc.
3.55%, 6/15/2025	11	11

		1,363

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oil, Gas & Consumable Fuels — 2.1%
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (a)	120	122
4.25%, 7/15/2027 (a)	73	75
Boardwalk Pipelines LP
3.40%, 2/15/2031	170	161
BP Capital Markets America, Inc.
3.02%, 1/16/2027	35	35
2.77%, 11/10/2050	130	109
2.94%, 6/4/2051	205	175
3.00%, 3/17/2052	135	116
BP Capital Markets plc (United Kingdom)
3.51%, 3/17/2025	15	15
3.28%, 9/19/2027	140	142
Buckeye Partners LP
5.85%, 11/15/2043	100	85
Cameron LNG LLC
3.70%, 1/15/2039 (a)	188	181
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	200	199
Chevron Corp.
2.57%, 5/16/2023	200	201
Chevron USA, Inc.
3.25%, 10/15/2029	110	112
Coterra Energy, Inc.
3.90%, 5/15/2027 (a)	235	237
Diamondback Energy, Inc.
3.25%, 12/1/2026	145	145
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049 (a)	137	134
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	28	29
4.13%, 1/16/2025	33	33
5.38%, 6/26/2026	39	39
Energy Transfer LP
4.75%, 1/15/2026	187	194
3.90%, 7/15/2026	24	24
5.50%, 6/1/2027	90	97
4.95%, 5/15/2028	40	41
4.15%, 9/15/2029	102	102
6.05%, 6/1/2041	100	111
6.10%, 2/15/2042	60	65
6.00%, 6/15/2048	235	261
Eni USA, Inc. (Italy)
7.30%, 11/15/2027	50	59
Enterprise Products Operating LLC
3.90%, 2/15/2024	25	25
3.70%, 2/15/2026	38	38
7.55%, 4/15/2038	86	115
4.45%, 2/15/2043	87	88
5.10%, 2/15/2045	16	17
3.20%, 2/15/2052	50	42
4.95%, 10/15/2054	6	7
EQM Midstream Partners LP
5.50%, 7/15/2028	130	131
EQT Corp.
3.90%, 10/1/2027	60	60
Equinor ASA (Norway)
3.25%, 11/10/2024	23	23
2.88%, 4/6/2025	145	145
Exxon Mobil Corp.
3.00%, 8/16/2039	405	375
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	355	330
4.32%, 12/30/2039 (a)	130	121
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.94%, 9/30/2040 (a)	250	226
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	135	133
2.60%, 10/15/2025 (a)	165	158
3.45%, 10/15/2027 (a)	372	359
HollyFrontier Corp.
2.63%, 10/1/2023	255	252
5.88%, 4/1/2026	138	144
Lundin Energy Finance BV (Netherlands)
2.00%, 7/15/2026 (a)	200	186
Magellan Midstream Partners LP
3.20%, 3/15/2025	14	14
6.40%, 5/1/2037	70	84
Marathon Petroleum Corp.
4.70%, 5/1/2025	156	162
MPLX LP
4.50%, 7/15/2023	213	217
4.80%, 2/15/2029	261	277
NGPL PipeCo LLC
3.25%, 7/15/2031 (a)	215	201
ONEOK Partners LP
3.38%, 10/1/2022	8	8
5.00%, 9/15/2023	72	74
6.65%, 10/1/2036	15	17
ONEOK, Inc.
2.20%, 9/15/2025	250	239
Phillips 66 Partners LP
3.15%, 12/15/2029	95	91
4.90%, 10/1/2046	37	41
Pioneer Natural Resources Co.
1.90%, 8/15/2030	270	239
Plains All American Pipeline LP
5.15%, 6/1/2042	120	116
4.30%, 1/31/2043	30	27
4.70%, 6/15/2044	110	103
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	235	248
5.00%, 3/15/2027	450	475
Spectra Energy Partners LP
4.50%, 3/15/2045	25	26
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	60	69
6.80%, 5/15/2038	145	187
Targa Resources Corp.
4.20%, 2/1/2033 (g)	100	101
Texas Eastern Transmission LP
3.50%, 1/15/2028 (a)	15	15

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	350	318
3.46%, 7/12/2049	145	140
3.13%, 5/29/2050	260	237
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	70	86
4.75%, 5/15/2038	80	86
Valero Energy Corp.
2.15%, 9/15/2027	210	196
7.50%, 4/15/2032	14	18

		10,386

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The)
2.60%, 4/15/2030	404	389
3.13%, 12/1/2049	150	140
GSK Consumer Healthcare Capital US LLC
3.63%, 3/24/2032 (a)	260	260

		789

Pharmaceuticals — 0.6%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	50	66
4.00%, 9/18/2042	40	42
2.13%, 8/6/2050	140	108
Bristol-Myers Squibb Co.
3.90%, 2/20/2028	100	104
4.13%, 6/15/2039	114	122
2.35%, 11/13/2040	175	148
4.55%, 2/20/2048	47	53
Mylan, Inc.
3.13%, 1/15/2023 (a)	25	26
5.40%, 11/29/2043	21	20
Royalty Pharma plc
0.75%, 9/2/2023	240	233
1.20%, 9/2/2025	98	90
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	33	33
3.20%, 9/23/2026	234	234
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	545	487
3.18%, 7/9/2050	225	197
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	210	208
Viatris, Inc.
2.30%, 6/22/2027	589	536
Zoetis, Inc.
2.00%, 5/15/2030	170	152

		2,859

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	85	106
5.40%, 6/1/2041	126	152
4.38%, 9/1/2042	25	27
5.15%, 9/1/2043	77	91
4.70%, 9/1/2045	35	40
CSX Corp.
5.50%, 4/15/2041	50	60
4.75%, 11/15/2048	108	124
3.35%, 9/15/2049	10	9
ERAC USA Finance LLC
7.00%, 10/15/2037 (a)	160	209
5.63%, 3/15/2042 (a)	12	14
JB Hunt Transport Services, Inc.
3.85%, 3/15/2024	70	71
3.88%, 3/1/2026	85	86
Kansas City Southern
4.70%, 5/1/2048	197	217
Norfolk Southern Corp.
3.95%, 10/1/2042	70	71
4.05%, 8/15/2052	40	42
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (a)	25	25
3.40%, 11/15/2026 (a)	25	25
4.20%, 4/1/2027 (a)	75	77
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (a)	270	257
Union Pacific Corp.
4.10%, 9/15/2067	150	155

		1,858

Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc.
2.38%, 6/1/2030	623	579
Analog Devices, Inc.
2.80%, 10/1/2041	227	204
Broadcom, Inc.
1.95%, 2/15/2028 (a)	592	533
3.14%, 11/15/2035 (a)	378	333
3.19%, 11/15/2036 (a)	370	321
Intel Corp.
3.10%, 2/15/2060	50	43
KLA Corp.
3.30%, 3/1/2050	150	141
Microchip Technology, Inc.
0.97%, 2/15/2024	330	316
0.98%, 9/1/2024 (a)	370	351
NXP BV (China)
2.50%, 5/11/2031 (a)	360	322
3.25%, 5/11/2041 (a)	370	326

		3,469

Software — 0.6%
Citrix Systems, Inc.
1.25%, 3/1/2026	75	73
Microsoft Corp.
2.65%, 11/3/2022	160	162
2.00%, 8/8/2023	125	125
3.50%, 2/12/2035	68	71
3.45%, 8/8/2036	60	62
2.92%, 3/17/2052	65	61
3.04%, 3/17/2062	40	37
Oracle Corp.
2.50%, 5/15/2022	52	52
2.40%, 9/15/2023	101	101

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
2.30%, 3/25/2028	370	338
4.30%, 7/8/2034	23	23
3.90%, 5/15/2035	93	87
3.85%, 7/15/2036	107	98
3.60%, 4/1/2040	450	391
3.65%, 3/25/2041	300	262
4.00%, 7/15/2046	110	98
VMware, Inc.
1.40%, 8/15/2026	404	371
4.65%, 5/15/2027	135	141
Workday, Inc.
3.50%, 4/1/2027	285	285

		2,838

Specialty Retail — 0.2%
AutoZone, Inc.
1.65%, 1/15/2031	180	153
Home Depot, Inc. (The)
3.90%, 12/6/2028	110	115
Lowe’s Cos., Inc.
1.70%, 10/15/2030	430	376
2.63%, 4/1/2031	105	98
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	80	80
3.60%, 9/1/2027	49	50

		872

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.45%, 8/4/2026	74	73
3.45%, 2/9/2045	82	81
3.85%, 8/4/2046	117	124
3.75%, 9/12/2047	140	146
Dell International LLC
5.45%, 6/15/2023	32	33
6.02%, 6/15/2026	522	565
HP, Inc.
3.00%, 6/17/2027	160	156

		1,178

Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
4.63%, 7/11/2024 (a)	200	204
1.00%, 1/20/2026 (a)	305	279
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	250	230
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	250	220
Nationwide Building Society (United Kingdom)
1.00%, 8/28/2025 (a)	200	185

		1,118

Tobacco — 0.3%
Altria Group, Inc.
2.45%, 2/4/2032	410	356
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	210	188
4.39%, 8/15/2037	250	233
3.73%, 9/25/2040	140	115
4.54%, 8/15/2047	60	54
3.98%, 9/25/2050	220	178
BAT International Finance plc (United Kingdom)
1.67%, 3/25/2026	160	147

		1,271

Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.30%, 2/1/2025	245	236
3.25%, 3/1/2025	48	47
3.38%, 7/1/2025	378	372
2.88%, 1/15/2026	160	154
3.25%, 10/1/2029	220	208
Aviation Capital Group LLC
3.88%, 5/1/2023 (a)	100	100
5.50%, 12/15/2024 (a)	174	180
International Lease Finance Corp.
5.88%, 8/15/2022	150	152
WW Grainger, Inc.
4.60%, 6/15/2045	77	85

		1,534

Transportation Infrastructure — 0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia)
3.38%, 4/30/2025 (a)	360	358

Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	35	35
4.00%, 12/1/2046	52	53
3.45%, 5/1/2050	225	210

		298

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	200	201
4.38%, 4/22/2049	200	211
Rogers Communications, Inc. (Canada)
4.55%, 3/15/2052 (a)	180	179
T-Mobile USA, Inc.
3.88%, 4/15/2030	850	853
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	64	72
4.88%, 6/19/2049	255	277

		1,793

TOTAL CORPORATE BONDS (Cost $148,000)		140,074

U.S. TREASURY OBLIGATIONS — 23.4%
U.S. Treasury Bonds
3.50%, 2/15/2039	1,038	1,189
4.25%, 5/15/2039	945	1,183
1.13%, 5/15/2040	1,220	961
3.88%, 8/15/2040	1,975	2,359
1.88%, 2/15/2041	1,110	988
2.25%, 5/15/2041	4,785	4,518

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
1.75%, 8/15/2041	515	446
2.00%, 11/15/2041	205	185
3.13%, 11/15/2041	950	1,024
2.38%, 2/15/2042	2,510	2,421
2.75%, 8/15/2042	1,800	1,830
2.75%, 11/15/2042	2,345	2,381
3.13%, 2/15/2043	500	538
2.88%, 5/15/2043	1,590	1,646
3.63%, 8/15/2043	350	406
3.75%, 11/15/2043	514	608
3.63%, 2/15/2044	645	750
3.38%, 5/15/2044	1,000	1,123
3.00%, 11/15/2044	663	703
2.50%, 2/15/2045	2,000	1,948
2.88%, 8/15/2045	570	594
3.00%, 11/15/2045	1,000	1,066
2.25%, 8/15/2046	3,104	2,903
3.00%, 2/15/2047	28	30
3.00%, 2/15/2048	90	98
3.13%, 5/15/2048	176	197
2.88%, 5/15/2049	160	172
2.25%, 8/15/2049	1,095	1,041
2.38%, 11/15/2049	1,365	1,335
2.00%, 2/15/2050	740	667
1.25%, 5/15/2050	197	147
1.38%, 8/15/2050	140	108
1.63%, 11/15/2050	2,240	1,836
1.88%, 2/15/2051	3,839	3,354
2.38%, 5/15/2051	1,100	1,078
2.00%, 8/15/2051	1,215	1,096
1.88%, 11/15/2051	5,100	4,475
2.25%, 2/15/2052	2,125	2,038
U.S. Treasury Inflation Indexed Bonds
3.63%, 4/15/2028	300	660
2.50%, 1/15/2029	100	160
U.S. Treasury Notes
1.63%, 8/31/2022	1,000	1,003
1.75%, 9/30/2022	150	151
1.50%, 2/28/2023	525	524
1.75%, 5/15/2023	3,079	3,075
2.75%, 5/31/2023	46	46
2.50%, 8/15/2023	600	603
1.38%, 8/31/2023	700	693
1.63%, 10/31/2023	2,000	1,983
2.13%, 2/29/2024	94	94
2.50%, 5/15/2024	30	30
2.00%, 6/30/2024	10	10
2.25%, 11/15/2024	112	111
1.75%, 12/31/2024	2,766	2,710
2.00%, 2/15/2025	1,000	986
2.88%, 4/30/2025	146	148
2.13%, 5/15/2025	575	568
2.88%, 5/31/2025	318	321
2.00%, 8/15/2025	729	716
2.25%, 11/15/2025	610	604
0.38%, 1/31/2026	650	599
1.63%, 2/15/2026	59	57
0.50%, 2/28/2026	4,645	4,293
2.50%, 2/28/2026	160	160
0.75%, 4/30/2026	100	93
0.88%, 6/30/2026	3,965	3,703
1.50%, 8/15/2026	28	27
0.88%, 9/30/2026	180	168
2.00%, 11/15/2026	84	82
1.75%, 12/31/2026	2,082	2,015
1.50%, 1/31/2027	74	71
2.25%, 2/15/2027	293	290
0.38%, 9/30/2027	1,160	1,036
2.75%, 2/15/2028	65	66
1.25%, 3/31/2028	2,475	2,309
2.88%, 5/15/2028	991	1,014
1.25%, 6/30/2028	3,938	3,663
1.00%, 7/31/2028	3,000	2,745
1.88%, 2/28/2029	3,100	2,992
1.75%, 11/15/2029	265	254
1.50%, 2/15/2030	389	365
0.63%, 8/15/2030	280	243
0.88%, 11/15/2030	2,050	1,815
1.63%, 5/15/2031	805	758
1.25%, 8/15/2031	250	227
1.38%, 11/15/2031	840	771
U.S. Treasury STRIPS Bonds
2.89%, 5/15/2022 (h)	760	760
3.38%, 8/15/2022 (h)	75	75
1.96%, 11/15/2022 (h)	750	744
3.23%, 2/15/2023 (h)	2,690	2,653
2.83%, 5/15/2023 (h)	2,420	2,372
2.37%, 8/15/2023 (h)	1,890	1,838
2.85%, 11/15/2023 (h)	173	167
1.78%, 2/15/2024 (h)	327	313
3.55%, 11/15/2024 (h)	110	103
4.09%, 2/15/2025 (h)	50	47
5.57%, 5/15/2026 (h)	100	90
3.80%, 8/15/2026 (h)	23	21
3.92%, 11/15/2026 (h)	250	223
4.56%, 2/15/2027 (h)	300	266
4.00%, 5/15/2027 (h)	725	639
3.58%, 8/15/2027 (h)	250	219
4.37%, 11/15/2027 (h)	710	618
3.32%, 2/15/2028 (h)	27	23
3.16%, 5/15/2028 (h)	140	120
8.39%, 8/15/2028 (h)	50	43
4.54%, 2/15/2029 (h)	658	556
1.63%, 8/15/2029 (h)	3,400	2,838
4.27%, 11/15/2029 (h)	200	166
5.28%, 5/15/2030 (h)	300	246
4.37%, 8/15/2030 (h)	300	244
3.92%, 11/15/2030 (h)	500	405
5.02%, 2/15/2031 (h)	350	282
4.29%, 5/15/2031 (h)	275	220
3.57%, 11/15/2031 (h)	760	600
4.14%, 2/15/2032 (h)	350	275
4.65%, 11/15/2032 (h)	800	615
4.17%, 2/15/2033 (h)	400	305
4.29%, 5/15/2033 (h)	1,175	891
7.15%, 8/15/2033 (h)	100	75
4.82%, 11/15/2033 (h)	1,025	767
4.31%, 2/15/2034 (h)	775	576

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
3.60%, 11/15/2034 (h)	50		36
3.56%, 2/15/2035 (h)	65		47
3.88%, 5/15/2035 (h)	250		180
2.49%, 11/15/2041 (h)	100		58

TOTAL U.S. TREASURY OBLIGATIONS (Cost $119,880)			115,170

MORTGAGE-BACKED SECURITIES — 18.5%
FHLMC
Pool # 611141, ARM, 2.23%, 1/1/2027 (i)	9		9
Pool # 846812, ARM, 2.38%, 4/1/2030 (i)	2		2
Pool # 1B1665, ARM, 2.05%, 4/1/2034 (i)	8		8
Pool # 1B2844, ARM, 2.01%, 3/1/2035 (i)	18		18
Pool # 1B3209, ARM, 2.04%, 1/1/2037 (i)	9		9
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	1		1
Pool # C00785, 6.50%, 6/1/2029	5		6
Pool # C01292, 6.00%, 2/1/2032	3		4
Pool # A13625, 5.50%, 10/1/2033	21		23
Pool # A28796, 6.50%, 11/1/2034	6		7
Pool # A46417, 7.00%, 4/1/2035	31		34
Pool # V83115, 4.50%, 3/1/2047	489		514
Pool # Q48338, 4.50%, 5/1/2047	41		43
Pool # G61060, 4.50%, 6/1/2047	757		795
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	27		29
Pool # U80265, 3.50%, 4/1/2033	231		235
Pool # U90690, 3.50%, 6/1/2042	207		211
Pool # U90975, 4.00%, 6/1/2042	92		96
Pool # U99134, 4.00%, 1/1/2046	157		164
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	333		344
Pool # QB1284, 3.50%, 7/1/2050	685		688
Pool # QB1248, 4.00%, 7/1/2050	703		728
Pool # RA6702, 3.00%, 2/1/2052	995		973
FNMA
Pool # 303532, ARM, 3.85%, 3/1/2029 (i)	—	(j)	—	(j)
Pool # 745446, ARM, 2.42%, 4/1/2033 (i)	12		12
Pool # 722985, ARM, 2.15%, 7/1/2033 (i)	12		12
Pool # 766610, ARM, 1.96%, 1/1/2034 (i)	11		11
Pool # 735332, ARM, 2.28%, 8/1/2034 (i)	19		20
Pool # 735740, ARM, 1.99%, 10/1/2034 (i)	10		10
Pool # 810896, ARM, 1.73%, 1/1/2035 (i)	42		45
Pool # 823660, ARM, 1.97%, 5/1/2035 (i)	22		22
FNMA UMBS, 15 Year
Pool # 899316, 5.50%, 4/1/2022	—	(j)	—	(j)
Pool # 928637, 6.00%, 9/1/2022	—	(j)	—	(j)
Pool # 949415, 4.50%, 3/1/2023	1		1
Pool # 962871, 4.50%, 5/1/2023	1		2
FNMA UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	—	(j)	—	(j)
Pool # 555791, 6.50%, 12/1/2022	—	(j)	—	(j)
Pool # 762498, 5.00%, 11/1/2023	18		19
Pool # 255609, 4.50%, 1/1/2025	3		4
Pool # FM1345, 4.50%, 11/1/2038	615		640
FNMA UMBS, 30 Year
Pool # 250375, 6.50%, 9/1/2025	1		1
Pool # 689977, 8.00%, 3/1/2027	7		8
Pool # 755973, 8.00%, 11/1/2028	13		14
Pool # 252211, 6.00%, 1/1/2029	1		1
Pool # 524949, 7.50%, 3/1/2030	5		5
Pool # 622534, 3.00%, 9/1/2031	90		88
Pool # 788150, 6.00%, 3/1/2032	12		13
Pool # 545639, 6.50%, 4/1/2032	25		27

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 674349, 6.00%, 3/1/2033	5	5
Pool # AD0755, 7.00%, 6/1/2035	324	362
Pool # 833039, 5.00%, 9/1/2035	13	14
Pool # 745932, 6.50%, 11/1/2036	30	32
Pool # 944831, 5.50%, 2/1/2038	4	4
Pool # 961799, 5.50%, 3/1/2038	2	2
Pool # 985558, 5.50%, 6/1/2038	1	1
Pool # AL3438, 6.50%, 10/1/2038	282	303
Pool # AA4236, 4.50%, 4/1/2039	114	120
Pool # 935241, 4.50%, 5/1/2039	3	3
Pool # MA2535, 4.50%, 2/1/2046	175	184
Pool # BH4683, 4.00%, 6/1/2047	240	248
Pool # BH4684, 4.00%, 6/1/2047	234	241
Pool # BH4685, 4.00%, 6/1/2047	218	228
Pool # BK9030, 5.00%, 10/1/2048	217	229
Pool # BM5430, 5.00%, 1/1/2049	384	413
Pool # BN5899, 5.00%, 2/1/2049	80	84
Pool # BK8745, 4.50%, 4/1/2049	260	270
Pool # BN4707, 5.00%, 4/1/2049	275	294
Pool # FM1939, 4.50%, 5/1/2049	223	231
Pool # CA3713, 5.00%, 6/1/2049	212	224
Pool # BN6475, 4.00%, 7/1/2049	120	123
Pool # BO2170, 4.00%, 7/1/2049	216	221
Pool # BO2305, 4.00%, 7/1/2049	67	69
Pool # BK8758, 4.50%, 7/1/2049	329	347
Pool # BO5625, 3.50%, 8/1/2049	672	690
Pool # BP4357, 3.00%, 2/1/2050	842	850
Pool # BU1805, 2.50%, 12/1/2051	1,428	1,369
Pool # CB2637, 2.50%, 1/1/2052	1,062	1,014
Pool # CB2670, 3.00%, 1/1/2052	946	930
FNMA, 30 Year
Pool # 506427, 9.00%, 4/1/2025	5	5
Pool # 535442, 8.50%, 6/1/2030	1	1
FNMA, Other
Pool # AM1619, 2.34%, 12/1/2022	231	231
Pool # AM3244, 2.52%, 5/1/2023	1,000	1,003
Pool # AN0029, 3.10%, 9/1/2025	946	953
Pool # AM4660, 3.77%, 12/1/2025	284	292
Pool # AN0890, 2.63%, 3/1/2026	463	460
Pool # AM6381, 3.29%, 8/1/2026	972	985
Pool # AM7321, 3.12%, 11/1/2026	925	938
Pool # AM7515, 3.34%, 2/1/2027	1,000	1,018
Pool # AN1600, 2.59%, 6/1/2028	838	827
Pool # AN9686, 3.52%, 6/1/2028	500	521
Pool # 109452, 3.64%, 8/1/2028	952	955
Pool # 405220, 6.00%, 9/1/2028	3	3
Pool # BL5798, 2.47%, 12/1/2028	1,236	1,207
Pool # BL1040, 3.81%, 12/1/2028	300	317
Pool # BL4435, 2.42%, 10/1/2029	700	680
Pool # AN6846, 2.93%, 10/1/2029	1,100	1,105
Pool # BL4333, 2.52%, 11/1/2029	1,074	1,051
Pool # BS0448, 1.27%, 12/1/2029	1,275	1,145
Pool # AN9976, 3.96%, 2/1/2030	1,200	1,278
Pool # BL6267, 2.01%, 4/1/2030	1,350	1,271
Pool # AM8692, 3.03%, 4/1/2030	650	652
Pool # AM8544, 3.08%, 4/1/2030	464	469
Pool # BL6386, 2.02%, 8/1/2030	1,059	993
Pool # BL9251, 1.45%, 10/1/2030	1,200	1,078
Pool # BL9645, 1.50%, 1/1/2031	1,100	987

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # BL9627, 1.56%, 1/1/2031	1,300		1,172
Pool # BS4313, 1.98%, 1/1/2032	1,985		1,838
Pool # 754922, 5.50%, 9/1/2033	22		23
Pool # 847108, 6.50%, 10/1/2035	53		56
Pool # AL9678, 4.00%, 2/1/2036	639		639
Pool # AN1330, 3.19%, 3/1/2036	983		990
Pool # 257172, 5.50%, 4/1/2038	3		3
Pool # AO9352, 4.00%, 7/1/2042	127		132
Pool # MA1125, 4.00%, 7/1/2042	143		148
Pool # MA1178, 4.00%, 9/1/2042	76		79
Pool # MA1437, 3.50%, 5/1/2043	250		255
Pool # AL6167, 3.50%, 1/1/2044	273		279
Pool # MA2545, 3.50%, 2/1/2046	455		463
Pool # MA2793, 3.50%, 10/1/2046	197		201
Pool # BF0230, 5.50%, 1/1/2058	1,438		1,612
Pool # BF0464, 3.50%, 3/1/2060	942		951
Pool # BF0497, 3.00%, 7/1/2060	791		782
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.00%, 4/25/2052 (g)	20,075		19,636
GNMA I, 30 Year
Pool # 326977, 7.50%, 5/15/2023	1		1
Pool # 359588, 7.50%, 6/15/2023	—	(j)	—	(j)
Pool # 782507, 9.50%, 10/15/2024	—	(j)	—	(j)
Pool # 405535, 7.00%, 12/15/2025	—	(j)	—	(j)
Pool # 412336, 8.00%, 10/15/2027	1		1
Pool # 451507, 8.00%, 10/15/2027	2		2
Pool # 412369, 7.00%, 11/15/2027	1		1
Pool # 467705, 6.50%, 3/15/2028	1		1
Pool # 472679, 7.00%, 6/15/2028	2		2
Pool # 486537, 7.50%, 9/15/2028	2		2
Pool # 781614, 7.00%, 6/15/2033	4		5
Pool # 617653, 6.00%, 5/15/2037	28		29
Pool # 678574, 5.50%, 6/15/2038	564		630
Pool # 681554, 5.50%, 7/15/2038	525		586
Pool # 678169, 5.50%, 9/15/2038	334		373
Pool # 681568, 5.50%, 9/15/2038	552		617
Pool # 694458, 6.00%, 10/15/2038	5		5
Pool # 782510, 6.50%, 12/15/2038	14		15
GNMA II
Pool # CE5524, ARM, 2.41%, 8/20/2071 (i)	1,041		1,111
Pool # CK2783, ARM, 2.39%, 2/20/2072 (i)	1,191		1,267
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	—	(j)	—	(j)
Pool # 2324, 8.00%, 11/20/2026	10		10
Pool # 2341, 7.50%, 12/20/2026	1		1
Pool # 2362, 8.00%, 1/20/2027	1		1
Pool # BJ9823, 3.75%, 4/20/2048	1,471		1,528
Pool # BP4337, 4.50%, 9/20/2049	573		612
Pool # BP5551, 4.50%, 9/20/2049	437		465
Pool # BR0553, 4.50%, 2/20/2050	463		493
Pool # BS7393, 4.00%, 3/20/2050	594		614
Pool # BT8093, 3.50%, 4/20/2050	1,057		1,088
Pool # BS7411, 4.00%, 4/20/2050	1,149		1,189
Pool # BT4341, 3.00%, 7/20/2050	1,355		1,341
Pool # MA7534, 2.50%, 8/20/2051	10,326		10,028
Pool # MA7649, 2.50%, 10/20/2051	2,495		2,424
Pool # CL1821, 3.50%, 2/20/2052	799		803
Pool # CK1634, 4.00%, 2/20/2052	998		1,045
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	93		96

TOTAL MORTGAGE-BACKED SECURITIES (Cost $94,575)			91,071

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 11.9%
ACC Trust
Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	1,000	979
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	93	91
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	69	67
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	213	203
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	152	143
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	31	30
Series 2016-3, Class AA, 3.00%, 10/15/2028	183	170
Series 2017-1, Class AA, 3.65%, 2/15/2029	122	118
American Homes 4 Rent
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 (a)	380	379
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	100	102
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	391	391
Series 2014-SFR2, Class C, 4.71%, 10/17/2036 ‡ (a)	200	201
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	216	215
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	200	206
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 ‡ (a)	200	203
American Tower Trust #1
REIT, 3.07%, 3/15/2023 (a)	80	80
REIT, 3.65%, 3/23/2028 (a)	160	161
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	850	813
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	1,000	952
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (a)	750	698
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (a)	1,000	928
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	67	66
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	90	86
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	139	131
Business Jet Securities LLC
Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	340	322
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	757	729
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	762	709
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	351	356
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	159	150
Carvana Auto Receivables Trust
Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	389	390
Series 2019-3A, Class C, 2.71%, 10/15/2024 (a)	875	876
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	940	939
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	1,000	1,003
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	1,000	1,000
CIG Auto Receivables Trust
Series 2020-1A, Class C, 1.75%, 1/12/2026 (a)	1,000	991
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X, 3.26%, 3/24/2023 (a) (i)	1,670	1,652
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (a)	500	477
Series 2019-3, Class B, 3.16%, 10/15/2052 ‡ (a)	700	662
Series 2020-3, Class B, 2.20%, 8/15/2053 ‡ (a)	810	707
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class B, 2.39%, 4/16/2029 (a)	645	637
Credit Suisse ABS Trust
Series 2020-AT1, Class A, 2.61%, 10/15/2026 (a)	413	405
Crown Castle Towers LLC
3.66%, 5/15/2025 (a)	60	60
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 1.21%, 3/25/2034 ‡ (i)	6	5
Series 2004-1, Class M2, 1.28%, 3/25/2034 (i)	5	5
Series 2004-1, Class 3A, 1.02%, 4/25/2034 ‡ (i)	1	1
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	650	604
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	287	284

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diversified Abs Phase III LLC
4.88%, 4/28/2039 ‡	1,400	1,400
Drive Auto Receivables Trust
Series 2019-4, Class C, 2.51%, 11/17/2025	190	191
Series 2019-1, Class D, 4.09%, 6/15/2026	151	152
Series 2020-2, Class D, 3.05%, 5/15/2028	1,000	1,002
DT Auto Owner Trust
Series 2019-4A, Class C, 2.73%, 7/15/2025 (a)	452	452
Series 2020-2A, Class B, 2.08%, 3/16/2026 (a)	797	798
Exeter Automobile Receivables Trust
Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	193	193
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	590	591
Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	1,315	1,311
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 ‡ (a)	800	744
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 ‡ (a)	500	466
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (a)	850	782
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 ‡ (a)	1,200	1,081
FMC GMSR Issuer Trust
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (i)	1,000	937
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (i)	850	786
FNMA, Grantor Trust
Series 2017-T1, Class A, 2.90%, 6/25/2027	427	428
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	424	425
FREED ABS Trust
Series 2020-FP1, Class B, 3.06%, 3/18/2027 ‡ (a)	336	336
Gold Key Resorts LLC
Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	4	4
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 (a)	299	285
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	40	39
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	166	160
HERO (Cayman Islands)
Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	8	8
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	116	115
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	28	27
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	85	87
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	44	44
Long Beach Mortgage Loan Trust
Series 2003-4, Class M1, 1.48%, 8/25/2033 ‡ (i)	9	9
Series 2004-1, Class M1, 1.21%, 2/25/2034 ‡ (i)	31	30
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	925	920
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	560	543
MVW LLC
Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (a)	353	342
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	87	86
New Century Home Equity Loan Trust
Series 2005-1, Class M1, 1.13%, 3/25/2035 ‡ (i)	37	37
NMEF Funding LLC
Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (a)	708	709
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	717	697
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	1,511	1,428
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	950	913
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	175	175
Oportun Funding LLC
Series 2020-1, Class A, 2.20%, 5/15/2024 (a)	11	11
Oportun Funding XIII LLC
Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	560	561
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	1,130	1,115
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (a) (d)	991	961
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (i)	1,701	1,652

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (a) (d)	965	929
Progress Residential Trust
Series 2022-SFR2, Class A, 2.95%, 4/17/2027	550	524
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027	700	665
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (a)	800	773
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 ‡ (a)	900	854
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	39	38
Santander Drive Auto Receivables Trust
Series 2019-2, Class C, 2.90%, 10/15/2024	42	42
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.00%, 8/20/2036 ‡ (a)	281	274
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	344	330
Small Business Lending Trust
Series 2020-A, Class B, 3.20%, 12/15/2026 ‡ (a)	2,014	2,013
Spirit Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.38%, 2/15/2030	48	45
Synchrony Card Funding LLC
Series 2019-A2, Class A, 2.34%, 6/15/2025	850	852
Tricolor Auto Securitization Trust
Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	222	222
Tricon Residential Trust
Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (a) (g)	459	460
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	111	112
Series 2013-1, Class A, 4.30%, 8/15/2025	126	125
Series 2016-1, Class B, 3.65%, 1/7/2026	43	41
Series 2018-1, Class B, 4.60%, 3/1/2026	95	87
Series 2014-1, Class A, 4.00%, 4/11/2026	46	46
Series 2016-2, Class AA, 2.88%, 10/7/2028	76	72
Series 2016-2, Class A, 3.10%, 10/7/2028	244	223
Series 2018-1, Class A, 3.70%, 3/1/2030	338	316
Series 2019-1, Class AA, 4.15%, 8/25/2031	223	225
Series 2019-2, Class AA, 2.70%, 5/1/2032	208	190
VOLT CI LLC
Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (d)	577	561
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (d)	373	362
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (a) (d)	1,305	1,265
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (d)	907	871
VOLT XCIX LLC
Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (a) (d)	477	456
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (d)	599	578
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (d)	726	707
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (d)	738	714
Westgate Resorts LLC
Series 2020-1A, Class B, 3.96%, 3/20/2034 ‡ (a)	359	361

TOTAL ASSET-BACKED SECURITIES (Cost $60,487)		58,743

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.6%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	475	484
Series 2005-22T1, Class A2, IF, IO, 4.61%, 6/25/2035 ‡ (i)	287	31
Series 2005-20CB, Class 3A8, IF, IO, 4.29%, 7/25/2035 ‡ (i)	149	13
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	193	188
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	73	64
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	1	1
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	9	6
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	57	56
Series 2005-7, Class 30, PO, 11/25/2035 ‡	8	8
Bayview Financing Trust
Series 2020-3F, Class A, 3.08%, 11/10/2022 ‡ (a) (i)	403	403

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 2.48%, 10/25/2033 (i)	5		5
Series 2006-1, Class A1, 2.40%, 2/25/2036 (i)	29		30
CHL Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A, 2.68%, 5/20/2034 (i)	7		7
Series 2004-HYB3, Class 2A, 1.98%, 6/20/2034 (i)	10		10
Series 2004-7, Class 2A1, 2.52%, 6/25/2034 (i)	14		14
Series 2005-16, Class A23, 5.50%, 9/25/2035	28		23
Series 2005-22, Class 2A1, 2.48%, 11/25/2035 (i)	66		62
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	—	(j)	—	(j)
Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (i)	4		4
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	1		1
Series 2005-1, Class 2A1A, 2.23%, 2/25/2035 (i)	36		33
CSMC
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (d)	1,000		987
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (i)	1,544		1,483
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	63		76
FHLMC — GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	2		2
FHLMC, REMIC
Series 1250, Class J, 7.00%, 5/15/2022	—	(j)	—	(j)
Series 1316, Class Z, 8.00%, 6/15/2022	—	(j)	—	(j)
Series 1324, Class Z, 7.00%, 7/15/2022	—	(j)	—	(j)
Series 1343, Class LB, 7.50%, 8/15/2022	—	(j)	—	(j)
Series 1343, Class LA, 8.00%, 8/15/2022	—	(j)	—	(j)
Series 1395, Class G, 6.00%, 10/15/2022	—	(j)	—	(j)
Series 1394, Class ID, IF, 9.57%, 10/15/2022 (i)	—	(j)	—	(j)
Series 2535, Class BK, 5.50%, 12/15/2022	1		1
Series 1798, Class F, 5.00%, 5/15/2023	1		1
Series 1505, Class Q, 7.00%, 5/15/2023	—	(j)	—	(j)
Series 1518, Class G, IF, 8.51%, 5/15/2023 (i)	—	(j)	—	(j)
Series 1541, Class O, 1.13%, 7/15/2023 (i)	1		1
Series 2638, Class DS, IF, 8.20%, 7/15/2023 (i)	3		3
Series 1577, Class PV, 6.50%, 9/15/2023	16		17
Series 1584, Class L, 6.50%, 9/15/2023	9		9
Series 1633, Class Z, 6.50%, 12/15/2023	10		11
Series 1638, Class H, 6.50%, 12/15/2023	16		16
Series 2283, Class K, 6.50%, 12/15/2023	1		1
Series 1700, Class GA, PO, 2/15/2024	—	(j)	—	(j)
Series 1865, Class D, PO, 2/15/2024	2		2
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	1		1
Series 1694, Class PK, 6.50%, 3/15/2024	1		1
Series 2033, Class SN, HB, IF, 30.43%, 3/15/2024 (i)	—	(j)	—	(j)
Series 2306, Class K, PO, 5/15/2024	1		1
Series 2306, Class SE, IF, IO, 8.61%, 5/15/2024 (i)	1		—	(j)
Series 1863, Class Z, 6.50%, 7/15/2026	3		4
Series 1981, Class Z, 6.00%, 5/15/2027	3		3
Series 1987, Class PE, 7.50%, 9/15/2027	5		5
Series 1999, Class PU, 7.00%, 10/15/2027	13		14
Series 2031, Class PG, 7.00%, 2/15/2028	27		29
Series 2035, Class PC, 6.95%, 3/15/2028	28		30
Series 2038, Class PN, IO, 7.00%, 3/15/2028	2		—	(j)
Series 2057, Class PE, 6.75%, 5/15/2028	39		42
Series 2054, Class PV, 7.50%, 5/15/2028	5		6
Series 2064, Class TE, 7.00%, 6/15/2028	7		8
Series 2075, Class PH, 6.50%, 8/15/2028	6		6
Series 2095, Class PE, 6.00%, 11/15/2028	18		20
Series 2132, Class SB, HB, IF, 29.55%, 3/15/2029 (i)	1		1
Series 2178, Class PB, 7.00%, 8/15/2029	10		11

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2182, Class ZB, 8.00%, 9/15/2029	18		20
Series 2204, Class GB, 8.00%, 12/20/2029 (i)	—	(j)	—	(j)
Series 2247, Class Z, 7.50%, 8/15/2030	4		5
Series 2259, Class ZC, 7.35%, 10/15/2030	94		106
Series 2325, Class PM, 7.00%, 6/15/2031	2		3
Series 2359, Class ZB, 8.50%, 6/15/2031	13		15
Series 2344, Class ZD, 6.50%, 8/15/2031	23		26
Series 2344, Class ZJ, 6.50%, 8/15/2031	5		5
Series 2345, Class NE, 6.50%, 8/15/2031	2		2
Series 2367, Class ME, 6.50%, 10/15/2031	40		43
Series 2390, Class DO, PO, 12/15/2031	4		3
Series 2410, Class OE, 6.38%, 2/15/2032	4		4
Series 2410, Class QX, IF, IO, 8.25%, 2/15/2032 (i)	7		1
Series 2412, Class SP, IF, 15.31%, 2/15/2032 (i)	6		8
Series 2410, Class QS, IF, 18.47%, 2/15/2032 (i)	6		8
Series 2423, Class MC, 7.00%, 3/15/2032	14		16
Series 2423, Class MT, 7.00%, 3/15/2032	23		26
Series 2444, Class ES, IF, IO, 7.55%, 3/15/2032 (i)	9		1
Series 2450, Class SW, IF, IO, 7.60%, 3/15/2032 (i)	6		1
Series 2647, Class A, 3.25%, 4/15/2032	25		25
Series 2435, Class CJ, 6.50%, 4/15/2032	48		52
Series 2455, Class GK, 6.50%, 5/15/2032	15		16
Series 2484, Class LZ, 6.50%, 7/15/2032	10		11
Series 2500, Class MC, 6.00%, 9/15/2032	33		36
Series 2543, Class YX, 6.00%, 12/15/2032	439		475
Series 2544, Class HC, 6.00%, 12/15/2032	22		25
Series 2574, Class PE, 5.50%, 2/15/2033	140		152
Series 2575, Class ME, 6.00%, 2/15/2033	67		73
Series 2586, Class WI, IO, 6.50%, 3/15/2033	5		1
Series 2764, Class UG, 5.00%, 3/15/2034	127		134
Series 2949, Class GE, 5.50%, 3/15/2035	148		160
Series 3047, Class OD, 5.50%, 10/15/2035	178		188
Series 3085, Class VS, HB, IF, 27.13%, 12/15/2035 (i)	38		51
Series 3098, Class KG, 5.50%, 1/15/2036	126		135
Series 3117, Class EO, PO, 2/15/2036	12		11
Series 3260, Class CS, IF, IO, 5.74%, 1/15/2037 (i)	12		2
Series 3380, Class SI, IF, IO, 5.97%, 10/15/2037 (i)	691		124
Series 3385, Class SN, IF, IO, 5.60%, 11/15/2037 (i)	8		1
Series 3387, Class SA, IF, IO, 6.02%, 11/15/2037 (i)	27		4
Series 3423, Class PB, 5.50%, 3/15/2038	143		154
Series 3451, Class SA, IF, IO, 5.65%, 5/15/2038 (i)	6		—	(j)
Series 3455, Class SE, IF, IO, 5.80%, 6/15/2038 (i)	91		11
Series 3786, Class PD, 4.50%, 1/15/2041	407		438
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	21		4
Series 239, Class S30, IF, IO, 7.30%, 8/15/2036 (i)	24		6
Series 262, Class 35, 3.50%, 7/15/2042	111		113
Series 299, Class 300, 3.00%, 1/15/2043	73		71
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.56%, 7/25/2032 (i)	7		7
Series T-54, Class 2A, 6.50%, 2/25/2043	53		60
Series T-54, Class 3A, 7.00%, 2/25/2043	22		25
Series T-56, Class A, PO, 5/25/2043	139		133
Series T-58, Class A, PO, 9/25/2043	10		8
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	57		37
FMC GMSR Issuer Trust
3.69%, 2/25/2024 (a)	1,765		1,765
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (i)	1,500		1,446
FNMA Trust, Whole Loan
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	9		10

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA, REMIC
Series 1992-101, Class J, 7.50%, 6/25/2022	—	(j)	—	(j)
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(j)	—	(j)
Series 1996-59, Class J, 6.50%, 8/25/2022	—	(j)	—	(j)
Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(j)	—	(j)
Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(j)	—	(j)
Series G92-59, Class F, 0.92%, 10/25/2022 (i)	—	(j)	—	(j)
Series G92-61, Class Z, 7.00%, 10/25/2022	—	(j)	—	(j)
Series G92-66, Class KA, 6.00%, 12/25/2022	—	(j)	—	(j)
Series G92-66, Class KB, 7.00%, 12/25/2022	—	(j)	—	(j)
Series G93-1, Class KA, 7.90%, 1/25/2023	—	(j)	—	(j)
Series 1997-61, Class ZC, 7.00%, 2/25/2023	2		2
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (i)	—	(j)	—	(j)
Series 1998-43, Class SA, IF, IO, 17.70%, 4/25/2023 (i)	1		—	(j)
Series 1993-146, Class E, PO, 5/25/2023	1		1
Series 1993-84, Class M, 7.50%, 6/25/2023	54		55
Series 1993-205, Class H, PO, 9/25/2023	—	(j)	—	(j)
Series 1993-155, Class PJ, 7.00%, 9/25/2023	3		4
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (i)	1		1
Series 1993-165, Class SD, IF, 14.38%, 9/25/2023 (i)	—	(j)	—	(j)
Series 1993-203, Class PL, 6.50%, 10/25/2023	5		6
Series 1995-19, Class Z, 6.50%, 11/25/2023	6		6
Series 1993-230, Class FA, 0.79%, 12/25/2023 (i)	—	(j)	—	(j)
Series 1993-223, Class PZ, 6.50%, 12/25/2023	11		11
Series 1993-225, Class UB, 6.50%, 12/25/2023	6		6
Series 2003-128, Class DY, 4.50%, 1/25/2024	57		57
Series 1994-37, Class L, 6.50%, 3/25/2024	12		13
Series 1994-72, Class K, 6.00%, 4/25/2024	100		103
Series 1995-2, Class Z, 8.50%, 1/25/2025	2		2
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (i)	5		—	(j)
Series 1997-39, Class PD, 7.50%, 5/20/2027	3		3
Series 1997-46, Class PL, 6.00%, 7/18/2027	5		5
Series 1998-36, Class ZB, 6.00%, 7/18/2028	2		2
Series 1998-46, Class GZ, 6.50%, 8/18/2028	7		8
Series 1998-58, Class PC, 6.50%, 10/25/2028	16		17
Series 2014-15, Class JI, IO, 3.50%, 4/25/2029	2,906		237
Series 1999-39, Class JH, IO, 6.50%, 8/25/2029	34		2
Series 2000-52, IO, 8.50%, 1/25/2031	1		—	(j)
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	46		6
Series 2001-30, Class PM, 7.00%, 7/25/2031	13		14
Series 2001-36, Class DE, 7.00%, 8/25/2031	20		22
Series 2001-44, Class PD, 7.00%, 9/25/2031	2		2
Series 2001-61, Class Z, 7.00%, 11/25/2031	36		40
Series 2002-1, Class SA, HB, IF, 23.70%, 2/25/2032 (i)	1		1
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (i)	35		1
Series 2002-15, PO, 4/25/2032	30		28
Series 2002-28, Class PK, 6.50%, 5/25/2032	14		15
Series 2002-68, Class SH, IF, IO, 7.53%, 10/18/2032 (i)	31		3
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (i)	17		19
Series 2002-77, Class S, IF, 13.65%, 12/25/2032 (i)	3		3
Series 2003-22, Class UD, 4.00%, 4/25/2033	75		77
Series 2003-47, Class PE, 5.75%, 6/25/2033	13		14
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	18		3
Series 2004-4, Class QM, IF, 13.29%, 6/25/2033 (i)	2		2
Series 2003-64, Class SX, IF, 13.17%, 7/25/2033 (i)	2		3
Series 2003-132, Class OA, PO, 8/25/2033	2		2
Series 2003-71, Class DS, IF, 7.16%, 8/25/2033 (i)	19		20
Series 2003-91, Class SD, IF, 11.74%, 9/25/2033 (i)	5		5
Series 2003-116, Class SB, IF, IO, 7.14%, 11/25/2033 (i)	41		6

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2003-131, Class CH, 5.50%, 1/25/2034	47	51
Series 2003-130, Class SX, IF, 10.84%, 1/25/2034 (i)	1	1
Series 2004-35, Class AZ, 4.50%, 5/25/2034	62	65
Series 2004-46, Class SK, IF, 15.24%, 5/25/2034 (i)	12	14
Series 2004-36, Class SA, IF, 18.27%, 5/25/2034 (i)	29	37
Series 2004-51, Class SY, IF, 13.33%, 7/25/2034 (i)	3	3
Series 2004-79, Class ZE, 5.50%, 11/25/2034	361	389
Series 2004-91, Class HC, 6.00%, 12/25/2034	588	623
Series 2005-45, Class DC, HB, IF, 22.64%, 6/25/2035 (i)	43	53
Series 2005-84, Class XM, 5.75%, 10/25/2035	28	29
Series 2006-22, Class AO, PO, 4/25/2036	19	17
Series 2006-46, Class SW, HB, IF, 22.53%, 6/25/2036 (i)	6	8
Series 2007-7, Class SG, IF, IO, 6.04%, 8/25/2036 (i)	42	8
Series 2006-110, PO, 11/25/2036	15	13
Series 2006-117, Class GS, IF, IO, 6.19%, 12/25/2036 (i)	23	3
Series 2007-53, Class SH, IF, IO, 5.64%, 6/25/2037 (i)	33	5
Series 2007-88, Class VI, IF, IO, 6.08%, 9/25/2037 (i)	54	9
Series 2007-100, Class SM, IF, IO, 5.99%, 10/25/2037 (i)	27	4
Series 2008-1, Class BI, IF, IO, 5.45%, 2/25/2038 (i)	29	4
Series 2008-16, Class IS, IF, IO, 5.74%, 3/25/2038 (i)	7	1
Series 2008-46, Class HI, IO, 1.64%, 6/25/2038 (i)	17	1
Series 2008-53, Class CI, IF, IO, 6.74%, 7/25/2038 (i)	11	1
Series 2009-112, Class ST, IF, IO, 5.79%, 1/25/2040 (i)	26	4
Series 2010-35, Class SB, IF, IO, 5.96%, 4/25/2040 (i)	12	2
Series 2010-80, Class PZ, 5.00%, 7/25/2040	359	388
Series 2010-102, Class PN, 5.00%, 9/25/2040	540	569
Series 2010-134, Class KZ, 4.50%, 12/25/2040	238	235
Series 2012-30, Class DZ, 4.00%, 4/25/2042	186	190
Series 2013-67, Class KZ, 2.50%, 4/25/2043	871	821
Series 2013-128, PO, 12/25/2043	92	80
Series 2014-38, Class QI, IO, 5.50%, 12/25/2043	355	57
Series 2014-19, Class Z, 4.50%, 4/25/2044	530	554
Series 2016-38, Class NA, 3.00%, 1/25/2046	104	104
FNMA, REMIC Trust, Whole Loan
Series 1999-W1, PO, 2/25/2029	12	10
Series 1999-W4, Class A9, 6.25%, 2/25/2029	45	48
Series 2002-W7, Class A4, 6.00%, 6/25/2029	116	120
Series 2003-W1, Class 1A1, 4.97%, 12/25/2042 (i)	129	133
Series 2003-W1, Class 2A, 5.41%, 12/25/2042 (i)	19	19
FNMA, REMIC, Whole Loan
Series 2003-7, Class A1, 6.50%, 12/25/2042	92	100
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	2	2
Series 365, Class 8, IO, 5.50%, 5/25/2036	9	2
Freedom
Series 2021-SAVF1, IO, 4.90%, 3/25/2022 (i)	1,394	1,394
GMACM Mortgage Loan Trust
Series 2005-AR3, Class 3A4, 2.92%, 6/19/2035 (i)	51	49
GNMA
Series 2001-10, Class PE, 6.50%, 3/16/2031	217	217
Series 2003-24, PO, 3/16/2033	1	1
Series 2004-28, Class S, IF, 18.48%, 4/16/2034 (i)	10	12
Series 2006-38, Class OH, 6.50%, 8/20/2036	500	539
Series 2007-45, Class QA, IF, IO, 6.19%, 7/20/2037 (i)	41	4
Series 2009-79, Class OK, PO, 11/16/2037	23	21
Series 2007-76, Class SA, IF, IO, 6.08%, 11/20/2037 (i)	32	2
Series 2008-2, Class MS, IF, IO, 6.73%, 1/16/2038 (i)	30	4
Series 2015-137, Class WA, 5.55%, 1/20/2038 (i)	181	198
Series 2009-106, Class ST, IF, IO, 5.55%, 2/20/2038 (i)	103	10
Series 2008-55, Class SA, IF, IO, 5.75%, 6/20/2038 (i)	19	2
Series 2009-6, Class SA, IF, IO, 5.67%, 2/16/2039 (i)	11	—	(j)

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2009-6, Class SH, IF, IO, 5.59%, 2/20/2039 (i)	37		2
Series 2009-31, Class TS, IF, IO, 5.85%, 3/20/2039 (i)	32		1
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	29		5
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	22		4
Series 2009-22, Class SA, IF, IO, 5.82%, 4/20/2039 (i)	50		5
Series 2009-64, Class SN, IF, IO, 5.67%, 7/16/2039 (i)	38		4
Series 2009-104, Class KB, 5.50%, 11/16/2039	236		268
Series 2010-130, Class CP, 7.00%, 10/16/2040	32		36
Series 2011-75, Class SM, IF, IO, 6.15%, 5/20/2041 (i)	65		7
Series 2013-69, Class MA, 1.50%, 8/20/2042	221		206
Series 2016-135, Class Z, 3.00%, 10/20/2046	235		228
Series 2020-30, Class PT, 4.77%, 3/20/2048 (i)	793		832
Series 2011-H19, Class FA, 0.58%, 8/20/2061 (i)	305		304
Series 2012-H23, Class SA, 0.64%, 10/20/2062 (i)	432		431
Series 2013-H08, Class FC, 0.56%, 2/20/2063 (i)	302		301
Series 2013-H09, Class HA, 1.65%, 4/20/2063	3		3
Series 2014-H17, Class FC, 0.61%, 7/20/2064 (i)	193		192
Series 2015-H16, Class FG, 0.55%, 7/20/2065 (i)	444		442
Series 2015-H30, Class FE, 0.71%, 11/20/2065 (i)	582		582
Series 2016-H11, Class FD, 0.68%, 5/20/2066 (i)	143		142
Series 2016-H26, Class FC, 1.11%, 12/20/2066 (i)	106		107
Series 2017-H14, Class FV, 0.61%, 6/20/2067 (i)	286		285
Goodgreen Trust
Series 2017-R1, 5.00%, 10/20/2051 ‡	196		182
GSR Mortgage Loan Trust
Series 2004-6F, Class 1A2, 5.00%, 5/25/2034	23		22
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	51		52
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	17		17
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (d)	178		177
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 1.16%, 5/25/2036 (i)	5		5
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.27%, 11/25/2033 (i)	10		10
LHOME Mortgage Trust
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	78		78
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (i)	510		491
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.62%, 4/21/2034 (i)	8		8
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1		1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	(j)	—	(j)
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	16		16
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	33		34
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	57		58
Series 2004-7, Class 30, PO, 8/25/2034 ‡	5		4
MASTR Asset Securitization Trust
Series 2003-12, Class 15, PO, 12/25/2018 ‡	—	(j)	—	(j)
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(j)	—	(j)
Series 2003-11, Class 9A6, 5.25%, 12/25/2033	52		52
MASTR Resecuritization Trust
Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	7		6
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (i)	19		18
PHH Alternative Mortgage Trust
Series 2007-2, Class 2X, IO, 6.00%, 5/25/2037 ‡	84		17
RALI Trust
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	1		—	(j)
RFMSI Trust
Series 2005-SA4, Class 1A1, 2.26%, 9/25/2035 (i)	7		6
RMIP
Series 2019-1B, 4.71%, 8/25/2023 ‡	319		315
SACO I, Inc.
Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	1		1
SART
Series 2017-1, 4.75%, 7/15/2024	179		180

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	495	497
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	295	292
Sonoran Auto Receivables Trust
Series 2018-1, 4.76%, 6/15/2025	221	223
Toorak Mortgage Corp. Ltd.
Series 2019-2, Class A1, 3.72%, 9/25/2022 (d)	227	225
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (i)	1,446	1,407
TVC Mortgage Trust
Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (a)	816	816
Two Harbors
Series 2021-FNTMSR1, Class A, IO, 4.00%, 3/25/2022 (i)	1,800	1,800
Vendee Mortgage Trust
Series 1994-1, Class 1, 4.89%, 2/15/2024 (i)	5	5
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	68	69
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	27	29
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	14	15
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	56	60
Series 1998-1, Class 2E, 7.00%, 3/15/2028	16	17
VM Master Issuer LLC
Series 2022-1, Class A1, 0.00%, 5/24/2025 (a) (g) (i)	1,000	1,000
vMobo, Inc.
7.50%, 5/31/2024	550	550
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.71%, 8/25/2033 (i)	3	3
Series 2003-AR9, Class 1A6, 2.52%, 9/25/2033 (i)	17	17
Series 2004-AR3, Class A2, 2.61%, 6/25/2034 (i)	5	5
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 4.54%, 4/25/2035 ‡ (i)	104	9
Series 2005-2, Class 1A4, IF, IO, 4.59%, 4/25/2035 ‡ (i)	337	28
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	105	17
Series 2005-4, Class CB7, 5.50%, 6/25/2035	83	83
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	19	18
ZH Trust
Series 2021-1, Class A, 2.25%, 2/18/2027 (a)	500	495

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,581)		32,366

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.4%
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	300	296
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	1,100	1,046
Commercial Mortgage Trust
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (a) (i)	125	124
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	750	727
Series 2020-CBM, Class C, 3.40%, 2/10/2037 ‡ (a)	500	479
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	200	202
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	156	158
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	885	870
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	100	88
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 1.90%, 7/25/2041 (a) (i)	1,513	1,440
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	22	22
Series KJ11, Class A2, 2.93%, 1/25/2023	68	68
Series K038, Class A2, 3.39%, 3/25/2024	229	232
Series KJ14, Class A2, 2.81%, 9/25/2024	460	461
Series KPLB, Class A, 2.77%, 5/25/2025	250	250
Series K065, Class A2, 3.24%, 4/25/2027	215	219
Series K065, Class AM, 3.33%, 5/25/2027	115	117
Series K066, Class A2, 3.12%, 6/25/2027	267	271
Series K070, Class A2, 3.30%, 11/25/2027 (i)	208	213
Series K072, Class AM, 3.50%, 12/25/2027 (i)	1,000	1,024

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K079, Class AM, 3.93%, 6/25/2028	588	620
Series K081, Class A2, 3.90%, 8/25/2028 (i)	395	419
Series KL06, Class XFX, IO, 1.36%, 12/25/2029	4,215	330
Series Q013, Class APT2, 1.21%, 5/25/2050 (i)	844	783
FNMA ACES
Series 2015-M17, Class FA, 1.06%, 11/25/2022 (i)	22	22
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	140	140
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (i)	279	282
Series 2015-M3, Class A2, 2.72%, 10/25/2024	857	848
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (i)	791	789
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	381	385
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	324	328
Series 2017-M12, Class A2, 3.07%, 6/25/2027 (i)	312	317
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (i)	460	476
Series 2017-M5, Class A2, 3.12%, 4/25/2029 (i)	284	289
Series 2018-M3, Class A2, 3.08%, 2/25/2030 (i)	185	189
Series 2020-M50, Class A1, 0.67%, 10/25/2030	690	643
Series 2020-M50, Class A2, 1.20%, 10/25/2030	330	303
Series 2020-M50, Class X1, IO, 1.90%, 10/25/2030 (i)	5,296	518
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (i)	1,350	1,208
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (i)	1,500	1,352
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	457	427
Series 2021-M3, Class X1, IO, 1.97%, 11/25/2033 (i)	2,732	328
FREMF Mortgage Trust
Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (i)	168	168
Series 2015-K44, Class B, 3.67%, 1/25/2048 (a) (i)	640	633
Series 2015-K45, Class B, 3.59%, 4/25/2048 (a) (i)	500	497
Series 2016-K722, Class B, 3.89%, 7/25/2049 (a) (i)	110	111
Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (i)	180	177
Series 2018-K730, Class B, 3.80%, 2/25/2050 (a) (i)	551	551
Series 2019-K102, Class B, 3.53%, 12/25/2051 (a) (i)	750	727
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	740	716
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	987	913
Pendoor Proper
Zero Coupon, 2/15/2026 ‡	1,000	1,000
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	975	921
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	930	865
UBS-BAMLL Trust
Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	116	116
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 5/10/2063	65	65

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $27,502)		26,763

FOREIGN GOVERNMENT SECURITIES — 0.4%
Kingdom of Saudi Arabia (Saudi Arabia)
2.25%, 2/2/2033 (a)	200	184
United Mexican States (Mexico)
4.13%, 1/21/2026	200	210
3.75%, 1/11/2028	280	285
2.66%, 5/24/2031	283	258
3.50%, 2/12/2034	257	239
4.75%, 3/8/2044	50	49
4.35%, 1/15/2047	58	54
4.40%, 2/12/2052	330	303
3.77%, 5/24/2061	211	171

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,875)		1,753

U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, STRIPS
18.83%, 3/23/2028 (h)	630	540
Tennessee Valley Authority
5.88%, 4/1/2036	140	183
4.63%, 9/15/2060	93	122
4.25%, 9/15/2065	101	125

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $816)		970

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 0.1% (k)
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, General Purpose
Series 2010-D, Rev., 5.60%, 3/15/2040	30	37
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	130	158

Total New York		195

Ohio — 0.0% (b)
Ohio State University (The), General Receipts
Series 2011-A, Rev., 4.80%, 6/1/2111	98	112

TOTAL MUNICIPAL BONDS (Cost $256)		307

	Shares (000)
SHORT-TERM INVESTMENTS — 9.3%
INVESTMENT COMPANIES — 9.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.29% (l) (m) (Cost $45,708)	45,703	45,712

Total Investments — 104.3% (Cost $531,680)		512,929
Liabilities in Excess of Other Assets — (4.3)%		(21,111)

Net Assets — 100.0%		491,818

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2022.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2022.

(e)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2022.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	The rate shown is the effective yield as of March 31, 2022.
(i)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2022.

(j)	Amount rounds to less than one thousand.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of March 31, 2022.
‡	Value determined using significant unobservable inputs.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2022.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$37,947	$20,796	$58,743
Collateralized Mortgage Obligations	—	30,537	1,829	32,366
Commercial Mortgage-Backed Securities	—	25,196	1,567	26,763
Corporate Bonds	—	140,074	—	140,074
Foreign Government Securities	—	1,753	—	1,753
Mortgage-Backed Securities	—	91,071	—	91,071
Municipal Bonds	—	307	—	307
U.S. Government Agency Securities	—	970	—	970
U.S. Treasury Obligations	—	115,170	—	115,170
Short-Term Investments
Investment Companies	45,712	—	—	45,712

Total Investments in Securities	$45,712	$443,025	$24,192	$512,929

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022
Investments in Securities:
Asset-Backed Securities	$14,239	$—	$(798)	$—	(a)	$3,527	$(1,263)	$5,598	$(507)	$20,796
Collateralized Mortgage Obligations	2,148	—	(103)	(13)		13	(216)	—	—	1,829
Commercial Mortgage-Backed Securities	1,559	—	(24)	—	(a)	1,001	—	—	(969)	1,567

Total	$17,946	$—	$(925)	$(13)		$4,541	$(1,479)	$5,598	$(1,476)	$24,192

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(925).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended March 31, 2022.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMIT Core Bond Portfolio

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$18,039	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (7.79%)
			Constant Default Rate	0.00% - 3.01% (0.01%)
			Yield (Discount Rate of Cash Flows)	2.72% - 5.49% (4.30%)

Asset-Backed Securities	18,039

	925	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (87.37%)
			Constant Default Rate	0.00% - 3.90% (0.25%)
			Yield (Discount Rate of Cash Flows)	1.32% - 19.95% (5.24%)

Collateralized Mortgage Obligations	925

	567	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.03% - 8.42% (5.55%)

Commercial Mortgage-Backed Securities	567

Total	$19,531

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At March 31, 2022, the value of these investments was $4,661. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Portfolio invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

	For the period ended March 31, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.29% (a) (b)	$49,256	$33,561	$37,095	$(6)	$(4)	$45,712	45,703	$10	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.